Federated Hermes Conservative Microshort Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—20.3%
		Finance - Automotive—9.4%
$ 1,500,000	[1]	CarMax Auto Owner Trust 2023-2, Class A2B, 5.722% (30-DAY AVERAGE SOFR +0.850%), 6/15/2026	$ 1,499,683
264,025		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	259,130
95,709		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	93,734
1,530,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	1,514,376
1,500,000		Harley-Davidson Motorcycle Trust 2023-A, Class A2A, 5.320%, 6/15/2026	1,491,782
820,644	[1]	Hyundai Auto Lease Securitization Trust 2022 - C, Class A2B, 5.572% (30-DAY AVERAGE SOFR +0.700%), 1/15/2025	821,212
715,000	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 5.622% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	716,243
192,688		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	185,052
949,142		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	937,252
850,000		Santander Drive Auto Receivables Trust 2022-6, Class B, 4.720%, 6/15/2027	833,414
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	712,942
600,000	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 5.582% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	601,295
		TOTAL	9,666,115
		Finance - Commercial—1.5%
1,500,000	[1]	PFS Financing Corp. 2022-B, Class B, 5.722% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	1,495,702
		Finance - Equipment—4.4%
3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,992,204
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	294,843
625,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	622,585
650,000		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	647,854
		TOTAL	4,557,486
		Finance - Retail—3.7%
2,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	1,939,522
550,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	538,268
9,957		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	9,907
178,177		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	175,737
1,166,489		Sofi Consumer Loan Program Trust 2022-1S, Class A, 6.210%, 4/15/2031	1,168,312
		TOTAL	3,831,746
		Other—1.3%
1,350,000		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	1,348,941
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,063,346)	20,899,990
		COMMERCIAL PAPER—16.0%
		Banking—1.4%
1,500,000		National Australia Bank Ltd., Melbourne, 3.843%, 6/15/2023	1,496,848
		Consumer Products—4.8%
5,000,000		Philip Morris International, Inc., 5.125%, 6/7/2023	4,995,012
		Electric Power—4.9%
5,000,000		Avangrid, Inc., 5.220%, 6/1/2023	4,999,278
		Energy - Midstream—4.9%
5,000,000		Energy Transfer LP, 5.750%, 6/1/2023	4,999,244
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $16,493,575)	16,490,382
		CERTIFICATES OF DEPOSIT—4.4%
		Banking—4.4%
3,000,000	[1]	Bank of Montreal, 5.710% (SOFR +0.650%), 6/1/2023	3,001,211

Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—continued
		Banking—continued
$ 1,500,000		Toronto Dominion Bank, 4.070%, 7/18/2023	$ 1,497,624
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $4,500,000)	4,498,835
		CORPORATE BOND—1.5%
		Finance - Automotive—1.5%
1,500,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.637% (SOFR +0.650%), 12/29/2023 (IDENTIFIED COST $1,500,000)	1,501,778
		OTHER REPURCHASE AGREEMENTS—19.9%
5,130,000		BNP Paribas S.A. 5.14%, dated 5/31/2023, interest in a $925,000,000 collateralized loan agreement will repurchase securities provided as collateral for $925,132,069 on 6/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt with a market value of $943,634,878 have been received as collateral and held with BNY Mellon as tri-party agent.	5,130,000
5,130,000		ING Financial Markets LLC, 5.14%, dated 5/31/2023, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,017,847 on 6/1/2023, in which corporate bonds and medium-term note with a market value of $127,518,669 have been received as collateral and held with BNY Mellon as tri-party agent.	5,130,000
5,130,000		MUFG Securities Americas, Inc., 5.21%, dated 5/31/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,036,181 on 6/1/2023, in which American depositary receipts, common stocks and exchange traded funds with a market value of $255,036,907 have been received as collateral and held with BNY Mellon as tri-party agent.	5,130,000
5,130,000		Societe Generale, Paris 5.21%, dated 5/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,094,069 on 6/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,095,967 have been received as collateral and held with BNY Mellon as tri-party agent.	5,130,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $20,520,000)	20,520,000
		REPURCHASE AGREEMENTS—16.0%
5,130,000		Interest in $150,000,000 joint repurchase agreement 5.13%, dated 5/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,021,375 on 6/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2053 and the market value of those underlying securities was $153,526,702.	5,130,000
11,349,000		Interest in $3,000,000,000 joint repurchase agreement 5.05%, dated 5/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,420,833 on 6/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,429,250.	11,349,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $16,479,000)	16,479,000
		INVESTMENT COMPANY—22.0%
22,614,490		Federated Hermes Institutional Money Market Management, Institutional Shares, 5.18%[2] (IDENTIFIED COST $22,608,466)	22,603,183
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $103,164,387)[3]	102,993,168
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(54,832)
		TOTAL NET ASSETS—100%	$102,938,336

Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2021	$22,600,921
Purchases at Cost	$—
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$2,262
Net Realized Gain/(Loss)	$—
Value as of 5/31/2023	$22,603,183
Shares Held as of 5/31/2023	22,614,490
Dividend Income	$657,461
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At May 31, 2023, MMM represents 22.0% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$20,899,990	$—	$20,899,990
Commercial Paper	—	16,490,382	—	16,490,382
Certificates of Deposit	—	4,498,835	—	4,498,835
Corporate Bond	—	1,501,778	—	1,501,778
Other Repurchase Agreements	—	20,520,000	—	20,520,000
Repurchase Agreements	—	16,479,000	—	16,479,000
Investment Company	22,603,183	—	—	22,603,183
TOTAL SECURITIES	$22,603,183	$80,389,985	$—	$102,993,168

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate